Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Accounts Payable and Accrued Liabilities [Abstract]
Accounts Payable and Accrued Liabilities
Accounts payable and accrued liabilities consisted of the following:

	December 31,
(dollars in millions)	2013	2012

Trade accounts payable and accruals	$1,184.4	$925.1
Advances from customers	1,675.8	1,320.1
Other accruals	1,023.2	800.5

Total accounts payable and accrued liabilities	$3,883.4	$3,045.7

Company's Product Warranty Accruals
Activity during the year associated with the Company’s product warranty accruals was as follows (dollars in millions):

Balance December 31, 2012	Warranty Provisions	Acquisitions	Charges Against Accrual	Translation and Other	Balance December 31, 2013

$67.6	$42.7	$1.3	$(66.1)	$0.1	$45.6